Advances from Customers	6 Months Ended
Mar. 31, 2026
Advances from Customers [Abstract]
ADVANCES FROM CUSTOMERS

9. ADVANCES FROM CUSTOMERS

The amount of advances from customers consisted of the following:

	March 31, 2026 (Unaudited)	September 30, 2025 (Audited)
Advance received for software development	$-	$210,704
	$-	$210,704